Equipment and Leasehold Improvements, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 105,364	$ 104,624	$ 107,470
Unamortized software assets	$ 73,813	$ 68,255